Disaggregation of Revenue	12 Months Ended
Dec. 31, 2025
Disaggregation of Revenue [Abstract]
DISAGGREGATION OF REVENUE
11.	Disaggregation of Revenue

The following table disaggregates revenue by type of services for the years ended December 31, 2023, 2024 and 2025. All service provided are recognized at a point in time.

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Integrated IPO financial printing services	34,035,637	32,789,688	63,157,166	8,114,446
Non-IPO financial printing services:
Annual reports	53,021,533	41,608,778	34,625,309	4,448,667
Circulars	8,694,347	8,029,862	11,907,715	1,529,906
Others	19,533,696	21,392,075	21,242,006	2,729,177
Total non-IPO services	81,249,576	71,030,715	67,775,030	8,707,750
Total	115,285,213	103,820,403	130,932,196	16,822,196

The following table sets forth a breakdown of revenue, cost of revenue and gross profit margin by major categories for the years ended December 31, 2023, 2024 and 2025, respectively:

	For the year ended December 31, 2023
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HK$	HK$	HK$	%
Revenue from Integrated IPO financial printing services	34,035,637	12,830,143	21,205,494	62.3%
Revenue from non-IPO financial printing services	81,249,576	55,444,139	25,805,437	31.8%
Total	115,285,213	68,274,282	47,010,931	40.8%

	For the year ended December 31, 2024
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HK$	HK$	HK$	%
Revenue from Integrated IPO financial printing services	32,789,688	11,072,563	21,717,125	66.2%
Revenue from non-IPO financial printing services	71,030,715	50,355,601	20,675,114	29.1%
Total	103,820,403	61,428,164	42,392,239	40.8%

	For the year ended December 31, 2025
	Revenue	Cost of revenue	Gross profit	Gross profit	Gross profit margin
	HK$	HK$	HK$	US$	%
Revenue from Integrated IPO financial printing services	63,157,166	24,159,703	38,997,463	5,010,403	61.7%
Revenue from non-IPO financial printing services	67,775,030	51,891,431	15,883,599	2,040,728	23.4%
Total	130,932,196	76,051,134	54,881,062	7,051,131	41.9%

During the year ended December 31, 2023, 2024 and 2025, the contract liabilities transfer to revenue was HK$6,395,769, HK$7,301,563, and HK$7,782,140 (US$999,851), respectively.